Summary of Significant Accounting Policies and Practices (Details) $ in Millions		12 Months Ended
	Apr. 01, 2018	Mar. 31, 2026 USD ($) Segment shares	Mar. 31, 2026 HKD ($) Segment shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($) shares	Mar. 24, 2026 USD ($)
Summary of Significant Accounting Policies and Practices [Line Items]
Time deposits		$ 790,000
Certificates of deposits				1,441,099
Net asset value percentage		88.00%
Private investment fund percentage		12.00%
Investment in funds		$ 1,326,000
Unrealized fair value gain of investments		26,000
Trading securities		511,126		503,453
Unrealized gain (loss) from trading securities		(3,379)		2,621
Subscription of funds						$ 1,300,000
Deferred offering costs				572,352
Contract liabilities		3,047,584		3,463,453	4,496,155
Government subsidies		20,364		15,486	$ 1,398
Other income		$ 20,364		$ 15,486
Applicable tax rate		0.00%	0.00%	0.00%	0.00%
Tax benefit rate		117.00%	117.00%	16.40%	18.10%
Assessable profit amount		$ 156,114		$ 236,082	$ 181,751
Uncertain tax position
CODM description		Management, including the CODM, uses revenue as the profitability measure in making decisions about allocating resources and assessing performances.	Management, including the CODM, uses revenue as the profitability measure in making decisions about allocating resources and assessing performances.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]		Chief Executive Officer	Chief Executive Officer
Operating segment | Segment		1	1
Tax benefit		50.00%	50.00%
Revenues		$ 4,807,713		$ 6,221,751	$ 6,015,375
Dilutive shares | shares
Realized gain		$ 12,103
Cash equivalents
Allowance for expected credit losses
Obsolescent goods
Impairment of long-lived assets
Pre-Opening Service [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Revenues		46,708
Franchise [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Revenues		135,829		46,708
New Customer [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Revenues		135,829
Transferred at Point in Time [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Revenues		292,802		254,474	201,561
Transferred at Point in Time [Member] | Promotional Revenue [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Revenues		129,422
Transferred at Point in Time [Member] | Franchise [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Revenues		129,422		46,708
Transferred over Time [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Revenues		4,514,911		5,967,277	5,813,814
Transferred over Time [Member] | Franchise [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Revenues		6,407
Employee benefit plan [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Employee salary income		3,833
Provident fund scheme		$ 51,556		$ 59,548	$ 58,592
Salary rate		5.00%	5.00%
Ms. Wong [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Non-controlling interest				20.00%
Pilate [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Non-controlling interest				20.00%
Hong Kong [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Government subsidies		$ 20,364		$ 15,486
Applicable tax rate	16.50%
Excess of assessable profit		16.50%	16.50%
Tax benefit rate		8.25%	8.25%
Excess amount			$ 2
Hong Kong [Member] | New Customer [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Assessable profit amount			$ 2
Choliya [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Non-controlling interest		20.00%
Maximum [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Settlement period		60 days	60 days
Maximum [Member] | Choliya [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Ownership interest				100.00%
Minimum [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Settlement period		30 days	30 days
Minimum [Member] | Choliya [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Ownership interest				80.00%